UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2005

	Shares or Principal Amount		Value
Common Stocks 98.5%
Aerospace and Defense 4.0%
Boeing	200,800	shs.	$ 13,644,360
Honeywell International	125,200		4,695,000
			18,339,360

Air Freight and Logistics 1.0%
United Parcel Service (Class B)	67,100		4,638,623

Automobiles 0.5%
Harley-Davidson	49,400		2,392,936

Beverages 4.8%
Coca-Cola	316,720		13,679,137
PepsiCo	150,100		8,512,171
			22,191,308
Biotechnology 4.8%
Amgen*	237,830		18,943,160
Genomic Health*	71,800		832,880
Medimmune*	78,900		2,653,407
			22,429,447
Chemicals 0.9%
E. I. du Pont de Nemours	107,500		4,210,775

Communications Equipment 7.0%
Cisco Systems*	470,450		8,432,816
Corning*	552,300		10,675,959
Motorola	264,600		5,845,014
QUALCOMM	164,300		7,341,746
			32,295,535
Computers and Peripherals 8.9%
Apple Computer*	184,400		9,886,606
EMC*	354,600		4,588,524
Hewlett-Packard	397,000		11,592,400
International Business Machines	189,830		15,228,163
			41,295,693
Construction and Engineering 1.3%
Fluor	90,500		5,826,390

Diversified Financial Services 1.0%
Citigroup	106,100		4,829,672

Electronic Equipment and Instruments 1.2%
Agilent Technologies*	153,800		5,036,950
Symbol Technologies	47,878		463,459
			5,500,409
Energy Equipment and Services 2.9%
Halliburton	71,600		4,906,032
Schlumberger	101,200		8,539,256
			13,445,288
Energy Traders 1.2%
TXU	50,000		5,644,000

Food and Staples Retailing 3.6%
Wal-Mart Stores	288,200		12,628,924
Walgreen	98,600		4,284,170
			16,913,094
Health Care Equipment and Supplies 6.0%
Bard, C.R.	52,000		3,433,560
Baxter International	138,600		5,525,982
Medtronic	258,300		13,850,046
St. Jude Medical*	102,300		4,787,640
			27,597,228
Health Care Providers and Services 5.4%
Cardinal Health	55,800		3,539,952
Express Scripts*	65,400		4,067,553
HCA	66,800		3,201,056
Humana*	67,400		3,227,112
McKesson	51,000		2,419,950
UnitedHealth Group	96,400		5,417,680
WellPoint*	43,000		3,260,260
			25,133,563
Hotels, Restaurants and Leisure 1.8%
Hilton Hotels	380,200		8,486,064

Household Products 4.5%
Procter & Gamble	353,040		20,991,758

Industrial Conglomerates 5.7%
3M	81,900		6,008,184
General Electric	614,190		20,679,777
			26,687,961
Insurance 4.7%
AFLAC	216,600		9,811,980
American International Group	197,200		12,218,512
			22,030,492
Internet and Catalog Retail 0.8%
eBay*	88,500		3,645,757

Internet Software and Services 2.0%
Google (Class A)*	29,000		9,167,480

Multi-Line Retail 1.5%
Target	135,200		7,020,936

Pharmaceuticals 9.5%
Abbott Laboratories	153,400		6,504,160
Forest Laboratories*	118,800		4,629,636
Johnson & Johnson	224,360		14,197,501
Lilly, Eli	76,500		4,094,280
Schering-Plough	280,500		5,904,525
Sepracor*	45,800		2,701,513
Wyeth	132,600		6,135,402
			44,167,017
Semiconductors and Semiconductor Equipment 3.9%
Intel	440,760		10,862,530
Texas Instruments	218,500		7,407,150
			18,269,680
Software 4.1%
Microsoft	734,100		18,884,722

Specialty Retail 2.5%
Bed Bath & Beyond*	116,200		4,669,497
Home Depot	177,700		6,777,478
			11,446,975
Tobacco 1.1%
Altria Group	70,300		5,181,813

Wireless Telecommunication Services 1.9%
Sprint Nextel	361,500		8,596,470
Total Common Stocks			457,260,446

Repurchase Agreement 1.6%
State Street Bank 3.1%, dated 9/30/2005, maturing 10/3/2005, in the amount of $7,433,920, collateralized by: $7,745,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $7,657,869	$ 7,432,000		7,432,000
Total Investments			464,692,446
Other Assets Less Liabilities (0.1)%			(473,000)
Net Assets 100.0%			$ 464,219,446

* Non-income producing security.

The cost of investments for federal income tax purposes was $427,651,650. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $49,852,356 and $12,811,560, respectively. Net unrealized appreciation was $37,040,796 .

Note: Securities traded on an exchange are valuded at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedure approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.